Loans Principal, Interest and Financing Service Fee Receivables (Tables)	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
Schedule of summary of Impaired loans
		December 31,
	Note	2019			2020
		First lien	Second lien	Subtotal	First lien	Second lien	Subtotal
		RMB	RMB	RMB	RMB	RMB	RMB

Loans principal, interest and financing service fee receivables		4,693,549,335	6,672,547,951	11,366,097,286	4,199,477,434	5,489,463,590	9,688,941,024

Less: allowance for credit losses	(a)
- Individually assessed		(230,019,493)	(440,261,819)	(670,281,312)	(44,485,858)	(71,845,690)	(116,331,548)
- Collectively assessed		(180,847,951)	(256,949,166)	(437,797,117)	(225,683,727)	(317,464,175)	(543,147,902)
Subtotal		(410,867,444)	(697,210,985)	(1,108,078,429)	(270,169,585)	(389,309,865)	(659,479,450)
Net loans principal, interest and financing service fee receivables		4,282,681,891	5,975,336,966	10,258,018,857	3,929,307,849	5,100,153,725	9,029,461,574

Schedule of aging of allowance for credit losses
	2020
	Allowance for loans which are collectively assessed			Allowance for loans which are individually assessed			Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal
As of January 1	180,847,951	256,949,166	437,797,117	230,019,493	440,261,819	670,281,312	1,108,078,429
Change in accounting principle(1)	4,910,017	18,917,152	23,827,169	-	-	-	23,827,169

beginning of year, adjusted	185,757,968	275,866,318	461,624,286	230,019,493	440,261,819	670,281,312	1,131,905,598
Provision for credit losses	(58,152,840)	(98,518,264)	(156,671,104)	185,684,445	248,573,082	434,257,527	277,586,423
Charge-offs	(21,325,086)	(26,625,575)	(47,950,661)	(437,681,450)	(697,756,733)	(1,135,438,183)	(1,183,388,844)
Increase in guaranteed recoverable assets	119,403,685	166,741,696	286,145,381	66,463,370	80,767,522	147,230,892	433,376,273
Recoveries	-	-	-	-	-	-	-

As of December 31	225,683,727	317,464,175	543,147,902	44,485,858	71,845,690	116,331,548	659,479,450

Net loans principal, interest and financing service fee receivables	3,401,656,667	4,615,579,507	8,017,236,174	527,651,182	484,574,218	1,012,225,400	9,029,461,574

Recorded investment	3,627,340,394	4,933,043,682	8,560,384,076	572,137,040	556,419,908	1,128,556,948	9,688,941,024
	2019
	Allowance for loans which are collectively assessed			Allowance for loans which are individually assessed			Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
	First lien	Second lien	Subtotal	First lien	Second lien	Subtotal
As of January 1	335,927,729	369,953,498	705,881,227	74,032,660	83,124,717	157,157,377	863,038,604
Provision for credit losses	(108,565,060)	(84,825,781)	(193,390,841)	175,002,453	381,123,547	556,126,000	362,735,159
Charge-offs(2)	(89,021,115)	(85,976,409)	(174,997,524)	(19,015,620)	(23,986,445)	(43,002,065)	(217,999,589)
Increase in guaranteed recoverable assets	42,506,397	57,797,858	100,304,255	-	-	-	100,304,255
Recoveries	-	-	-	-	-	-	-

As of December 31	180,847,951	256,949,166	437,797,117	230,019,493	440,261,819	670,281,312	1,108,078,429

Net loans principal, interest and financing service fee receivables	3,839,504,668	5,539,903,945	9,379,408,613	443,177,223	435,433,021	878,610,244	10,258,018,857

Recorded investment	4,020,352,619	5,796,853,111	9,817,205,730	673,196,716	875,694,840	1,548,891,556	11,366,097,286
(1)	Effective January 1, 2020, the Group adopted accounting guidance which changed impairment recognition of financial instruments to a model that is based on expected losses rather than incurred losses.
(2)	In 2020, the Group revised its charge-off policy so that charge down loans that are 180 days past due to net realizable value (fair value of collaterals, less estimated costs to sell) unless both well-secured and in the process of collection. The change in the charge-off policies as a result of the correction of an error had no impact on the Group’s provision for credit losses and an immaterial impact on the Group’s 2018 and 2019 audited consolidated financial statements.

Schedule of aging of allowance for credit losses
	Total current	1–30 days past due	31–89 days past due	91–179 days past due	180–269 days past due	270–359 days past due	>360 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	129,497,272	27,587,381	19,589,462	36,527,048	-	-	-	213,201,163
Second lien	188,724,825	39,093,005	22,486,268	53,516,823	-	-	-	303,820,921
Subtotal	318,222,097	66,680,386	42,075,730	90,043,871	-	-	-	517,022,084
The traditional facilitation model
First lien	38,134,959	7,913,700	2,960,953	7,958,810	-	-	-	56,968,422
Second lien	49,851,330	11,634,453	5,674,294	18,328,867	-	-	-	85,488,944
Subtotal	87,986,289	19,548,153	8,635,247	26,287,677	-	-	-	142,457,366
Allowance for credit losses	406,208,386	86,228,539	50,710,977	116,331,548	-	-	-	659,479,450
	Total current	1–30 days past due	31–89 days past due	91–179 days past due	180–269 days past due	270–359 days past due	>360 days past due	Total loans
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	35,030,588	13,536,804	6,896,798	3,772,847	475,551	-	-	59,712,588
Second lien	47,734,772	17,541,405	10,273,023	3,507,044	7,076,767	-	-	86,133,011
Subtotal	82,765,360	31,078,209	17,169,821	7,279,891	7,552,318	-	-	145,845,599
The traditional facilitation model
First lien	29,728,615	41,608,151	54,046,995	43,039,816	54,399,151	71,665,979	56,666,149	351,154,856
Second lien	45,899,908	59,707,755	75,792,303	73,701,122	108,281,424	142,349,972	105,345,490	611,077,974
Subtotal	75,628,523	101,315,906	129,839,298	116,740,938	162,680,575	214,015,951	162,011,639	962,232,830
Allowance for credit losses	158,393,883	132,394,115	147,009,119	124,020,829	170,232,893	214,015,951	162,011,639	1,108,078,429

Schedule of aging of past-due loan principal and financing service fee receivables
	Total current	1–30 days past due	31–89 days past due	91–179 days past due	180–269 days past due	270–359 days past due	>360 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	2,684,453,719	221,752,977	149,903,725	98,060,135	38,612,291	41,915,011	41,301,764	3,275,999,622	219,889,201
Second lien	3,674,976,053	313,210,401	170,889,729	115,930,426	35,482,816	27,816,721	20,635,455	4,358,941,601	199,865,418
Subtotal	6,359,429,772	534,963,378	320,793,454	213,990,561	74,095,107	69,731,732	61,937,219	7,634,941,223	419,754,619
The traditional facilitation model
First lien	488,499,217	61,067,711	21,663,045	37,401,946	38,952,002	44,395,487	231,498,405	923,477,813	352,247,840
Second lien	641,379,934	91,200,722	41,386,843	47,930,588	45,427,025	44,423,820	218,773,056	1,130,521,988	356,554,489
Subtotal	1,129,879,151	152,268,433	63,049,888	85,332,534	84,379,027	88,819,307	450,271,461	2,053,999,801	708,802,329

Loans principal, interest and financing service fee receivables	7,489,308,923	687,231,811	383,843,342	299,323,095	158,474,134	158,551,039	512,208,680	9,688,941,024	1,128,556,948
	Total current	1–30 days past due	31–89 days past due	91–179 days past due	180–269 days past due	270–359 days past due	>360 days past due	Total loans	Total non-accrual
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
The collaboration model
First lien	1,998,813,257	62,545,907	25,513,691	8,692,517	1,151,088	-	-	2,096,716,460	9,843,605
Second lien	2,718,738,017	80,877,056	37,566,648	7,457,194	8,941,652	-	-	2,853,580,567	16,398,846
Subtotal	4,717,551,274	143,422,963	63,080,339	16,149,711	10,092,740	-	-	4,950,297,027	26,242,451
The traditional facilitation model
First lien	1,643,032,283	185,790,306	68,891,503	147,557,351	173,920,965	218,336,735	159,303,732	2,596,832,875	699,118,783
Second lien	2,535,294,261	267,456,186	108,695,215	177,513,619	244,116,975	288,764,892	197,126,236	3,818,967,384	907,521,722
Subtotal	4,178,326,544	453,246,492	177,586,718	325,070,970	418,037,940	507,101,627	356,429,968	6,415,800,259	1,606,640,505

Loans principal, interest and financing service fee receivables	8,895,877,818	596,669,455	240,667,057	341,220,681	428,130,680	507,101,627	356,429,968	11,366,097,286	1,632,882,956

Schedule of summary of Impaired loans
		Recorded investment
	Unpaid principal balance	Impaired loans	Impaired loans with related allowance for credit losses	Impaired loans without related allowance for credit losses	Related allowance for credit losses
	RMB	RMB	RMB	RMB	RMB

First lien	564,172,105	572,137,041	109,090,294	463,046,747	44,485,858
Second lien	562,839,906	556,419,907	132,824,814	423,595,093	71,845,690
As of December 31,2020	1,127,012,011	1,128,556,948	241,915,108	886,641,840	116,331,548
First lien	714,820,883	708,962,388	606,955,948	102,006,440	230,019,493
Second lien	937,961,325	923,920,568	771,834,730	152,085,838	440,261,819
As of December 31,2019	1,652,782,208	1,632,882,956	1,378,790,678	254,092,278	670,281,312

Schedule of average recorded investment in impaired loans
	Year ended December 31,
	2019		2020
	Average recorded investment(i)	Interest and fees income recognized(ii)	Average recorded investment(i)	Interest and fees income recognized(ii)
	RMB	RMB	RMB	RMB

First lien	633,643,411	42,367,639	575,787,304	37,935,099
Second lien	745,893,152	39,326,404	598,022,585	58,090,531
Impaired loans	1,379,536,563	81,694,043	1,173,809,889	96,025,630
(i)	Average recorded investment represents ending balance for the last four quarters and does not include the related allowance for credit losses.
(ii)	The interest and fees income recognized are those interest and financing service fees recognized related to impaired loans. All the amounts are recognized on cash basis.